Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive income loss	Total
Balance at Dec. 31, 2022	$ 1,099	$ 2,628,356	$ 836,215	$ 10,340,107	$ (279,251)	$ 13,526,526
Balance (in Shares) at Dec. 31, 2022	10,987,679
Adoption of ASC 326				(1,787,386)		(1,787,386)
Shared issued	$ 340	14,093,195				14,093,535
Shared issued (in Shares)	3,404,685
Foreign currency translation adjustment					(497,345)	(497,345)
Net income				621,974		621,974
Balance at Jun. 30, 2023	$ 1,439	16,721,551	836,215	9,174,695	(776,596)	25,957,304
Balance (in Shares) at Jun. 30, 2023	14,392,364
Balance at Dec. 31, 2023	$ 1,439	16,721,551	836,215	11,387,748	(609,367)	$ 28,337,586
Balance (in Shares) at Dec. 31, 2023	14,392,364					14,392,364
Foreign currency translation adjustment					(314,709)	$ (314,709)
Net income				121,662		121,662
Balance at Jun. 30, 2024	$ 1,439	$ 16,721,551	$ 836,215	$ 11,509,410	$ (924,076)	$ 28,144,539
Balance (in Shares) at Jun. 30, 2024	14,392,364